Label	Element	Value
Ariel Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ariel Global Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ariel Global Fund’s fundamental objective is long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
The Fund’s non-fundamental secondary objective is to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its benchmark over a full market cycle.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Global Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2017.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Ariel Global Fund invests primarily in equity securities of both U.S. and foreign issuers, including issuers based in developed or emerging markets.  The Fund may invest in foreign securities through the purchase of individual securities on recognized foreign exchanges and developed over-the-counter markets, or through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies, including, but not limited to, certificates of deposit issued by foreign banks and foreign branches of U.S. banks, participatory notes (instruments issued by registered foreign financial intermediaries to U.S. institutional investors), or other instruments that allow the Funds to participate in foreign markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  Under normal market conditions, the Fund will invest at least 40% of its assets in countries other than the U.S.

The Fund may use various techniques to hedge currency exposure or to invest significant cash inflows in the market (i.e., reducing “cash drag”), including derivatives, exchange-traded funds (“ETFs”), and other hedges.  The Fund may buy and sell currency on a spot basis (i.e., foreign currency contracts that settle within two days) and enter into foreign currency forward contracts.  The Fund may buy or sell foreign currency options and securities, securities index options or futures, other futures contracts or options, and enter into swap agreements, which are types of derivatives.  These techniques may be used in an attempt to decrease the Fund’s exposure to changing security prices, foreign currency risk, or to reduce unintended tracking error versus their respective benchmarks, or other factors that affect security values.

The Fund’s investment process seeks to identify investment opportunities that balance long-term performance with risk management by pursuing a “bottom-up” stock picking discipline focusing on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

Ariel will consider selling a stock if its valuation reaches our investment goals, if a better opportunity for investment presents itself, or if there are material adverse changes to a company’s fundamentals.

Ariel Global Fund is a diversified fund that will generally hold between 50-150 securities in its portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although Ariel makes every effort to achieve the Fund’s objectives, Ariel cannot guarantee it will attain the objectives.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

•
Investing in equity securities is risky and subject to the volatility of the markets.  Equity securities represent an ownership position in a company.  The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.  Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.

•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.

•
Investments in foreign securities, including ADRs and GDRs or other securities or instruments representing underlying shares of foreign companies, may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

•
Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  While the Fund may attempt to reduce the effect of currency fluctuations, the projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

•
The use of foreign currency derivatives may be expensive and may result in further losses.  Derivative instruments may be exchange-traded through an organized exchange or traded in over-the-counter (“OTC”) transactions between private parties.  OTC transactions are less liquid and more risky than exchange-traded derivatives due to the credit and performance risk of counterparties.

•	The use of securities index futures is based on speculating future market movements and can result in a loss.

•
Investments in companies based in emerging markets present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates.

•
The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty will default on payment or other obligations under the derivative.

•
ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

•
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Small and medium capitalization stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large capitalization stocks.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI ACWI Index, a broad measure of global developed and emerging market performance.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.292.7435
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	arielinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total return for the year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3Q ‘13	+ 8.49%
Worst Quarter:	2Q ‘12	- 8.94%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.94%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Previously, the Fund compared its returns to its respective MSCI index utilizing gross returns of the index. Gross index returns reflect the reinvestment of income and other earnings, including the maximum possible dividends. Beginning with its September 30, 2015 annual report, the Fund began comparing its returns to the net returns of the index because the Adviser believes the net returns serve as a better comparison. Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies’ country of incorporation.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as IRAs. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns as of December 31, 2015
Ariel Global Fund | MSCI ACWI Index (gross) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (gross) (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel Global Fund | MSCI ACWI Index (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (net) (reflects no deductions for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.36%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.73%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[1]
Ariel Global Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%	[2]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,818
Annual Return 2012	rr_AnnualReturn2012	5.50%
Annual Return 2013	rr_AnnualReturn2013	27.78%
Annual Return 2014	rr_AnnualReturn2014	5.29%
Annual Return 2015	rr_AnnualReturn2015	0.36%
Label	rr_AverageAnnualReturnLabel	Investor Class return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Ariel Global Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.01%
Ariel Global Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Ariel Global Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%	[2]
Less fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,514
Label	rr_AverageAnnualReturnLabel	Institutional Class return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011

[1]	Previously, the Fund compared its returns to its respective MSCI index utilizing gross returns of the index. Gross index returns reflect the reinvestment of income and other earnings, including the maximum possible dividends. Beginning with its September 30, 2015 annual report, the Fund began comparing its returns to the net returns of the index because the Adviser believes the net returns serve as a better comparison. Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies' country of incorporation.
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel Global Fund's total annual fund operating expenses to 1.25% of net assets for the Investor Class and 1.00% of net assets for the Institutional Class (the "expense caps") through the end of the fiscal year ending September 30, 2017. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund's Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2017.